                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4314

                   (Investment Company Act File Number)

                       Intermediate Municipal Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/04

            Date of Reporting Period: Fiscal year ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

ANNUAL SHAREHOLDER REPORT

May 31, 2004

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.82	$10.48	$10.34	$ 9.87	$10.56
Income From Investment Operations:
Net investment income	0.46	0.47	0.46 [1]	0.49	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.34	0.14 [1]	0.47	(0.69)

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.81	0.60	0.96	(0.20)

Less Distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.46)	(0.49)	(0.49)

Net Asset Value, End of Period	$10.42	$10.82	$10.48	$10.34	$ 9.87

Total Return[2]	0.54%	7.85%	5.93%	9.87%	(1.89)%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.60%	0.58%

Net investment income	4.31%	4.38%	4.42%[1]	4.78%	4.88%

Expense waiver/reimbursement[3]	0.29%	0.23%	0.22%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$167,093	$159,683	$169,945	$171,493	$181,291

Portfolio turnover	13%	22%	32%	28%	43%

1 Effective June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class Y Shares

(For a Share Outstanding Throughout Each Period)

Period Ended 5/31/2004 [1]
Net Asset Value, Beginning of Period	$10.67
Income From Investment Operations:
Net investment income	0.32
Net realized and unrealized loss on investments	(0.25)

TOTAL FROM INVESTMENT OPERATIONS	0.07

Less Distributions:
Distributions from net investment income	(0.32)

Net Asset Value, End of Period	$10.42

Total Return[2]	0.64%

Ratios to Average Net Assets:

Expenses	0.35%[3]

Net investment income	4.60%[3]

Expense waiver/reimbursement[4]	0.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,803

Portfolio turnover	13%[5]

1 Reflects operations for the period from October 2, 2003, (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 0.54% for the fund's Institutional Shares. The total return consisted of 4.23% of tax-exempt dividends and (3.69)% depreciation in the net asset value of the shares.1,2 The total return of the Lehman Brothers 5 to 10 Year Municipal Bond Index, the fund's performance index (Index), was (0.21)% during the 12-month reporting period.3

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities) and interest payments referred to as "coupon"; (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the Index. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Index.

SECTOR

During the reporting period, as compared to the Index, the fund allocated more of its portfolio to securities issued by the hospitals, industrial development projects, resource recovery and electric power sectors. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts. These allocations helped the fund's performance due to the higher yields available in the overweighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors.

1 Commencing on October 2, 2003 (date of initial public investment), the fund began offering Class Y Shares in addition to Institutional Shares. The fund's total return for the period from October 2, 2003 through May 31, 2004 was 0.64% for the Fund's Class Y Shares. The total return consisted of 2.98% of tax-exempt dividends and (2.34)% depreciation in net asset value of the shares.

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

3 The broad based securities market index for the fund, as disclosed in the fund's prospectus, has been changed from the Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO) to the Lehman Brothers 7 Year Municipal Bond Index (LB7MB) because the LB7MB is more representative of the securities typically held by the Fund. The total returns for the LB7GO and LB7MB indexes were (0.05)% and (0.32)%, respectively, during the 12-month reporting period. The Lehman Brothers 5 to 10 Year Municipal Bond Index (Index) is used as a performance index for the fund. The Index is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of deal of at least $50 million, have an amount outstanding of at least $5million, and have a maturity range of 4 to 12 years. The LB5MB is a custom blended index comprised of the Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7-Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10-Year Municipal Bond Index (approximately 45% and
8-12 years maturity).

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. Non-investment-grade bonds outperformed the investment grade portion of the municipal market during the reporting period.4 However, the fund, like the Index, concentrated its portfolio in investment-grade securities. As a result, the fund did not participate in the outperformance of lower-quality municipal debt.

MATURITY AND COUPON

During the reporting period, the fund concentrated its portfolio purchases and holdings on premium coupon municipal bonds (municipal bonds with coupons (or interest payments) that are higher than current yields available in the market) and municipal bonds with a maturity at the shorter end of the fund's average maturity spectrum, which is between three and ten years.

The higher coupons on the fund's premium coupon municipal bond holdings made the fund less sensitive to interest rate changes as interest rates increased over the reporting period. This had a favorable impact on the fund's performance versus the Index and the fund's peer group. With the fund's purchases of portfolio securities at the shorter end of the fund's average maturity spectrum, the fund maintained a shorter average maturity than the Index and the fund's peer group. This generally benefited the fund's performance relative to the Index. In addition, the relative dearth of municipal debt issued during the reporting period caused municipal bonds to increase in value and helped to improve the fund's performance versus most taxable bond alternatives.

DURATION5

The fund's dollar-weighted average duration during the reporting period was 4.86 years. Duration management is a significant component of the fund's investment strategy. The fund maintained duration short of the Index and the fund's peer groups, as interest rates were expected to rise during the reporting period. The lower duration of the fund helped performance relative to the Index and the fund's peer group.

4 Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities for default.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE MUNICIPAL TRUST -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Intermediate Municipal Trust (Institutional Shares) (the "Fund") from May 31, 1994 to May 31, 2004, compared to the Lehman Brothers 7 Year Municipal Bond Index (LB7MB),2,3 Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO),3 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB),3 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA).4

Average Annual Total Return for the Period Ended 5/31/2004
1 Year	0.54%

5 Years	4.37%

10 Years	4.79%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund's Institutional Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB7GO, LB5MB, and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Fund has elected to change its broad-based market index from the LB7GO to the LB7MB because the LB7MB is more representative of the securities typically held by the Fund.

3 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of six to eight years. The LB7GO is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of $5 million, and a maturity range of six to eight years. As of January 1996, the LB7GO also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is a custom blended index comprised of the Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7 Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10 Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

4 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

GROWTH OF A $5,000,000 INVESTMENT IN FEDERATED INTERMEDIATE MUNICIPAL TRUST -- CLASS Y SHARES

The graph below illustrates the hypothetical investment of $5,000,0001 in Federated Intermediate Municipal Trust (Class Y Shares) (the "Fund") from October 2, 2003 to May 31, 2004, compared to the Lehman Brothers 7 Year Municipal Bond Index (LB7MB),2,3 Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO),3 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB),3 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA).4

Cumulative Total Return for the Period Ended 5/31/2004
Start of Performance (10/2/2003)	0.64%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $5,000,000 in the Fund's Class Y Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB7GO, LB5MB, and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Fund has elected to change its broad-based market index from the LB7GO to the LB7MB because the LB7MB is more representative of the securities typically held by the Fund.

3 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of six to eight years. The LB7GO is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of $5 million, and a maturity range of six to eight years. As of January 1996, the LB7GO also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is a custom blended index comprised of the Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 year maturity), the Lehman Brothers 7 Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10 Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

4 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments

May 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.2%
		Alabama--1.9%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS), 11/1/2014	AAA/Aaa		$1,071,290
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.000% (International Paper Co.), 11/1/2013	BBB/Baa2		1,004,440
1,115,000		University of Alabama, Refunding Revenue Bonds, 5.000% (FGIC INS), 10/1/2013	AAA/Aaa		1,190,686

		TOTAL			3,266,416

		Alaska--2.6%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds, (Series A), 5.650% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa		4,157,160
275,000		Alaska State Housing Finance Corp., Revenue Bonds, (Series Veterans Mortgage Program), 6.300% (GNMA GTD), 12/1/2009	AAA/Aaa		280,934

		TOTAL			4,438,094

		Arizona--3.6%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds, (Series 1999A-1), 5.500%, 5/1/2012	NR/Aaa		1,927,512
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds, (Series 1999A-1), 5.600%, 5/1/2013	NR/Aaa		2,353,560
2,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.800% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,022,380

		TOTAL			6,303,452

		Arkansas--1.2%
2,000,000		Pope County, AR, Refunding Revenue Bonds, 5.050% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,042,940

		California--2.8%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds, (Series 2004I), 4.950% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	BBB+/Baa1		289,075
335,000		California State Department of Water Resources, Refunding Revenue Bonds, 5.500%, 12/1/2010	AA/Aa2		376,493
4,000,000		Los Angeles, CA Department of Water & Power, Revenue Bonds, (Series 2001A), 5.250% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 7/1/2015	AA-/Aa3		4,247,560

		TOTAL			4,913,128

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--0.1%
$165,000		Colorado HFA, SFM Revenue Bonds, (Series 1997C-3), 6.750%, 5/1/2017	NR/Aa2		$168,056

		District of Columbia--2.8%
500,000		District of Columbia, Carnegie Endowment Revenue Bonds, 5.750%, 11/15/2010	NR/Aa3		540,370
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.500% (Catholic University of America)/(AMBAC INS), 10/1/2012	AAA/Aaa		1,097,700
3,000,000		District of Columbia, Revenue Bonds, 5.750% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,291,060

		TOTAL			4,929,130

		Florida--0.3%
455,000		Lee County, FL HFA, SFM Revenue Bonds, (Series 1998A-2), 6.300% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		467,194

		Georgia--1.3%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.100% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,091,904
945,000		Municipal Electric Authority of Georgia, (Series Y), 6.400% (Original Issue Yield: 6.450%), 1/1/2009	A/A2		1,062,199
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.400% (Original Issue Yield: 6.450%), 1/1/2009	A/A2		62,597

		TOTAL			2,216,700

		Idaho--0.3%
435,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.250%, 7/1/2011	NR/A1		447,015

		Illinois--4.7%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.200% (Original Issue Yield: 5.250%), 12/1/2013	AA+/Aaa		325,101
1,000,000		Illinois Department Central Management Services, COP, 5.500% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.550%), 7/1/2013	AAA/Aaa		1,095,950
1,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.250% (OSF Health Care Systems), 11/15/2014	A/A2		1,036,570
1,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.250% (OSF Health Care Systems), 11/15/2013	A/A2		1,047,130
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--continued
$1,260,000		Illinois Health Facilities Authority, Refunding Revenue Bonds, (Series A), 5.700% (Advocate Health Care Network)/(United States Treasury GTD)/(Original Issue Yield: 5.750%), 8/15/2011	AA/Aa3		$1,408,239
2,540,000		Illinois Health Facilities Authority, Refunding Revenue Bonds, (Series B), 5.700% (Advocate Health Care Network)/(Original Issue Yield: 5.750%), 8/15/2011	AA/Aa3		2,704,998
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.750% (Original Issue Yield: 6.850%), 6/1/2010	AA-/Aa3		577,175

		TOTAL			8,195,163

		Indiana--3.9%
1,000,000		Central High School Building Corp., IN, Refunding Revenue Bonds, 5.500% (AMBAC INS), 8/1/2010	AAA/NR		1,093,870
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.250% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		528,385
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 1996A), 5.500% (Clarian Health Partners, Inc.)/ (Original Issue Yield: 5.650%), 2/15/2010	AA-/A1		5,094,144

		TOTAL			6,716,399

		Kansas--0.1%
165,000		Sedgwick County, KS, SFM Revenue Bonds, (Series 1997A-2), 6.500% (GNMA Collateralized Home Mortgage Program COL), 12/1/2016	NR/Aaa		165,371

		Louisiana--1.8%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds, (Series 2002A), 5.000% (International Paper Co.), 10/1/2012	BBB/Baa2		1,014,240
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999A), 4.900% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,035,620

		TOTAL			3,049,860

		Massachusetts--2.0%
1,250,000		Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.450% (Waste Management, Inc.), 6/1/2014	BBB/NR		1,260,162
2,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Revenue Bonds (Project 6-A), 5.250% (MBIA Insurance Corp. INS), 7/1/2013	AAA/Aaa		2,183,200

		TOTAL			3,443,362

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--13.2%
$1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		$1,036,110
1,025,000		Michigan Municipal Bond Authority, Water Utility Improvements, 5.875% (United States Treasury GTD), 10/1/2017	AAA/Aaa		1,177,797
1,000,000		Michigan State Building Authority, Revenue Bonds, 5.375% (State Police Communication System)/(MBIA Insurance Corp. INS), 10/1/2014	AAA/Aaa		1,112,510
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.250% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,062,320
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, (Series 1998A), 5.100% (McLaren Health Care Corp.)/(Original Issue Yield: 5.150%), 6/1/2013	NR/A1		4,125,920
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, (Series 1999A), 6.000% (Ascension Health Credit Group)/ (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa		5,565,400
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.650% (MBIA Insurance Corp. INS), 10/1/2007	AAA/Aaa		3,856,646
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.650% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		3,754,752
500,000		Michigan State Strategic Fund, Revenue Bonds, (Series 2004), 5.000% (NSF International), 8/1/2015	A-/NR		512,730
650,000		Michigan State Strategic Fund, Revenue Bonds, (Series 2004), 5.125% (NSF International), 8/1/2019	A-/NR		652,788

		TOTAL			22,856,973

		Minnesota--0.6%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) COP School Improvement Bonds, 5.125%, 2/1/2014	AA+/Aa2		1,056,650

		Missouri--1.5%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.000%, 1/1/2016	NR/Aaa		134,113
870,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.000%, 1/1/2016	NR/Aaa		902,190
390,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds, (Series 1998B), 5.200%, 9/1/2012	AAA/NR		402,238
1,000,000		Taney County, MO Reorganized School District Number R-V, GO UT, 5.800% (State Aid Withholding LOC), 3/1/2017	AA+/NR		1,080,490

		TOTAL			2,519,031

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--0.7%
$1,100,000		Clark County, NV, IDRBs, (Series 2003C), 5.450% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2		$1,148,950

		New Hampshire--0.6%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds, (Series 2004), 5.000% (Covenant Health Systems), 7/1/2014	A-/NR		1,014,210

		New York--10.1%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds, (Series 2001), 5.000% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		1,578,840
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds, (Series 2002A), 5.500% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR		1,040,630
4,500,000		New York City, NY, UT GO Bonds, (Series 1999G), 6.000% (AMBAC INS), 10/15/2007	AAA/Aaa		4,978,080
2,000,000		New York City, NY, UT GO Bonds, (Series 2004I), 5.000%, 8/1/2015	A/A2		2,073,360
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds, (Series 1994E), 6.150% (Original Issue Yield: 6.250%), 6/15/2004	AAA/Aaa		2,505,675
4,000,000		New York State Thruway Authority, (Series 1994B), 5.625% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FGIC INS)/(Original Issue Yield: 5.750%), 4/1/2005	AAA/Aaa		4,093,960
1,250,000		Suffolk County, NY IDA, IDRBs, (Series 1998), 5.300% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,193,062

		TOTAL			17,463,607

		North Carolina--2.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds, (Series 2003A), 5.500%, 1/1/2012	BBB/Baa2		1,070,630
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.000% (AMBAC INS), 1/1/2018	AAA/Aaa		1,148,480
2,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 7.250% (Catawba Electric), 1/1/2007	BBB+/Baa1		2,215,360

		TOTAL			4,434,470

		North Dakota--0.6%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.000% (AMBAC INS)/(Original Issue Yield: 5.000%), 12/1/2010	AAA/Aaa		1,127,552

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--4.0%
$3,195,000		Lucas County, OH HDA, Hospital Refunding Revenue Bonds, (Series 1996), 5.500% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.750%), 11/15/2008	AAA/Aaa		$3,435,552
1,000,000		Montgomery County, OH, Revenue Bonds, 5.500% (Catholic Health Initiatives), 9/1/2016	AA/Aa2		1,053,350
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds, (Series 2002A), 6.000% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3		1,025,370
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.000% (John Carroll University, OH), 11/15/2012	NR/A2		537,450
825,000		Toledo-Lucas County, OH Port Authority, Port Facilities Refunding Revenue Bonds, (Series 2004B), 4.500% (Cargill, Inc.), 12/1/2015	A+/NR		814,424

		TOTAL			6,866,146

		Pennsylvania--6.3%
710,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds, (Series 1999), 6.000% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		670,780
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.300% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		1,006,680
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.250% (FGIC INS), 6/15/2015	AAA/Aaa		1,059,880
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.750% (UPMC Health System), 1/15/2012	A/NR		1,326,172
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds, (Series 1997A), 5.000% (Jefferson Health System)/(Original Issue Yield: 5.400%), 5/15/2012	AA-/Aa3		5,158,850
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 6.000% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR		1,750,012

		TOTAL			10,972,374

		Rhode Island--0.6%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.750% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		1,103,110

		South Carolina--0.6%
1,000,000		Beaufort County, SC School District, GO, 5.500%, 3/1/2016	AA+/Aa1		1,072,400

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--4.3%
$1,000,000		Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (Original Issue Yield: 5.125%), 5/15/2009 (@101)	AA/Aa2		$1,043,970
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds, (Series A), 5.500%, 4/1/2017	AA+/Aa2		4,307,440
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.250% (Wellmont Health System), 9/1/2010	BBB+/NR		541,895
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.250% (Wellmont Health System), 9/1/2011	BBB+/NR		540,610
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.250% (Wellmont Health System), 9/1/2012	BBB+/NR		1,075,790

		TOTAL			7,509,705

		Texas--9.6%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	AAA/Aaa		1,079,360
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, (Series 2003A), 6.750% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,118,430
500,000		Carroll, TX Independent School District, GO UT Refunding Bonds, (Series A), 5.000% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	AAA/Aaa		515,535
1,000,000		El Paso, TX, GO LT, (Series 1998), 5.125% (FGIC INS)/ (Original Issue Yield: 5.25%), 8/15/2015	AAA/Aaa		1,047,200
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.750%, 2/15/2017	AA/Aa2		1,086,410
2,265,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds, (Series 2004A), 5.250% (MBIA Insurance Corp. INS), 5/15/2014	AAA/Aaa		2,484,229
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds, (Series 2002), 5.500% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa		2,145,440
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds, (Series 2001A), 5.500% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		1,057,320
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds, (Series 2002), 5.500% (FSA INS), 5/15/2016	AAA/Aaa		1,085,380
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds, (Series B), 5.450% (MBIA Insurance Corp. INS), 3/1/2019	AAA/Aaa		3,850,165
1,000,000		Travis Country, TX, GO UT, 5.250%, 3/1/2015	AAA/Aaa		1,068,160

		TOTAL			16,537,629

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Utah--1.2%
$1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.200% (AMBAC INS)/(Original Issue Yield: 5.33%), 10/15/2011 (@100)	AAA/Aaa		$1,093,460
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.050% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		1,045,920

		TOTAL			2,139,380

		Virginia--1.9%
1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.250% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		1,039,000
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.500% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,172,420

		TOTAL			3,211,420

		Washington--5.3%
1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.250%, 6/1/2015	NR/Aa3		1,058,410
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds, (Series 1996), 5.375% (Kadlec Medical Center, Richland)/ (AMBAC INS)/(Original Issue Yield: 5.630%), 12/1/2010	AAA/Aaa		4,836,960
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds, (Series 1997A), 6.000% (Energy Northwest, WA)/(AMBAC INS), 7/1/2007	AAA/Aaa		2,203,520
1,000,000		Washington State, GO UT, 5.000% (Original Issue Yield: 5.200%), 1/1/2017	AA/Aa1		1,024,100

		TOTAL			9,122,990

		Wisconsin--4.8%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	NR/Aaa		53,918
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.650% (AMBAC INS)/(Original Issue Yield: 5.700%), 5/1/2016	AAA/Aaa		1,069,310
1,000,000		Milwaukee County, WI, (Series A), 5.000%, 10/1/2016	AA/Aa3		1,045,540
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.000% (Wheaton Franciscan Services), 8/15/2014	A/A2		1,082,400
715,000		Wisconsin State HEFA, Revenue Bonds, 5.750% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 5.850%), 7/1/2014	A-/A3		761,132
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds, (Series 2000A), 6.000%, 7/1/2011	AA-/Aa3		3,204,450
1,000,000		Wisconsin State Transportation, (Series A), 5.500% (FGIC INS), 7/1/2015	AAA/Aaa		1,079,780

		TOTAL			8,296,530

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wyoming--0.3%
$500,000		Laramie County, WY School District No. 2, GO UT, 5.900% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.900%), 6/1/2012	AAA/Aaa		$527,145

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $162,280,214)			169,742,552

		SHORT-TERM MUNICIPALS--1.7%
		Florida--0.9%
1,500,000		Pinellas County, FL Health Facility Authority Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	A-1+/VMIG1		1,500,000

		Puerto Rico--0.7%
1,300,000		Puerto Rico GDB Weekly VRDNs (MBIA Insurance Corp. INS)/ (Credit Suisse First Boston LIQ)	A-1/VMIG1		1,300,000

		Texas--0.1%
100,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		100,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,900,000

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $165,180,214)[3]			172,642,552

		OTHER ASSETS AND LIABILITIES - NET--0.1%			253,645

		TOTAL NET ASSETS--100%			$172,896,197

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.7% of the portfolio as calculated based upon total market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, this security amounted to $670,780 which represents 0.4% of total net assets.

3 The cost of investments for federal tax purposes amounts to $165,174,356.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GDB	--Government Development Bank
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Total investments in securities, at value (identified cost $165,180,214)		$172,642,552
Cash		93,341
Income receivable		2,393,155
Receivable for investments sold		2,181,248
Receivable for shares sold		182

TOTAL ASSETS		177,310,478

Liabilities:
Payable for investments purchased	$3,679,779
Payable for shares redeemed	209,949
Income distribution payable	468,600
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	7,391
Payable for shareholder services fee (Note 5)	35,966
Accrued expenses	12,596

TOTAL LIABILITIES		4,414,281

Net assets for 16,597,643 shares outstanding		$172,896,197

Net Assets Consist of:
Paid-in capital		$171,283,525
Net unrealized appreciation of investments		7,462,338
Accumulated net realized loss on investments		(5,849,461)
Distributions in excess of net investment income		(205)

TOTAL NET ASSETS		$172,896,197

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$167,093,415 ÷ 16,040,601 shares outstanding		$10.42

Class Y Shares:
$5,802,782 ÷ 557,042 shares outstanding		$10.42

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$8,633,550

Expenses:
Investment adviser fee (Note 5)		$703,939
Administrative personnel and services fee (Note 5)		165,370
Custodian fees		9,621
Transfer and dividend disbursing agent fees and expenses (Note 5)		44,115
Directors'/Trustees' fees		11,470
Auditing fees		12,153
Legal fees		7,370
Portfolio accounting fees (Note 5)		65,421
Shareholder services fee--Institutional Shares (Note 5)		433,137
Share registration costs		53,388
Printing and postage		30,831
Insurance premiums		8,177
Miscellaneous		7,815

TOTAL EXPENSES		1,552,807

Waivers (Note 5):
Waiver of investment adviser fee	$(364,344)
Waiver of administrative personnel and services fee	(21,530)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,341)
Waiver of shareholder services fee--Institutional Shares	(98,892)

TOTAL WAIVERS		(495,107)

Net expenses			1,057,700

Net investment income			7,575,850

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			102,131
Net change in unrealized appreciation of investments			(6,684,755)

Net realized and unrealized loss on investments			(6,582,624)

Change in net assets resulting from operations			$993,226

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,575,850	$7,247,122
Net realized gain on investments	102,131	564,629
Net change in unrealized appreciation/depreciation of investments	(6,684,755)	4,645,915

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	993,226	12,457,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,455,056)	(7,245,254)
Class Y Shares	(115,970)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,571,026)	(7,245,254)

Share Transactions:
Proceeds from sale of shares	66,147,192	85,519,691
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund	34,375,294	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,003,962	1,997,089
Cost of shares redeemed	(82,735,444)	(102,991,682)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,791,004	(15,474,902)

Change in net assets	13,213,204	(10,262,490)

Net Assets:
Beginning of period	159,682,993	169,945,483

End of period (including distributions in excess of net investment income of $(205) and $(15), respectively)	$172,896,197	$159,682,993

See Notes which are an integral part of the Financial Statement

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. Effective October 2, 2003, Class Y Shares were added to the Fund. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On September 26, 2003, the Fund received a tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund, as follows:

	Shares of Federated Intermediate Municipal Trust Issued	Riggs Intermediate Tax Free Bond Fund Net Assets Received	Riggs Intermediate Tax-Free Bond Fund Unrealized Appreciation[1]	Net Assets of Federated Intermediate Municipal Trust Prior to Combination	Net Assets of Riggs Intermediate Tax Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Intermediate Municipal Trust Immediately After Combination
Institutional Shares	3,230,801	$34,375,294	$2,624,304	$153,234,592	$34,375,294	$187,609,886

1 Unrealized appreciation is included in the Riggs Intermediate Tax Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended May 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,604,173	$59,531,781	8,035,013	$85,519,691
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax-Free Bond Fund	3,230,801	34,375,294	--	--
Shares issued to shareholders in payment of distributions declared	188,941	2,003,962	187,436	1,997,089
Shares redeemed	(7,744,807)	(82,060,109)	(9,673,435)	(102,991,682)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,279,108	$13,850,928	(1,450,986)	$(15,474,902)

	Period Ended 5/31/2004[1]		Year Ended 5/31/2003
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	620,777	$6,615,411	--	--
Shares redeemed	(63,735)	(675,335)	--	--

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	557,042	$5,940,076	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,836,150	$19,791,004	(1,450,986)	$(15,474,902)

1 Reflects operations for the period from October 2, 2003, (date of initial public investment) to May 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended May 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Loss
$(5,014)	$5,014

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$7,571,026	$7,245,254

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$468,395

Unrealized appreciation	$7,468,196

Capital loss carryforward	$5,855,320

At May 31, 2004, the cost of investments for federal tax purposes was $165,174,356. The net unrealized appreciation of investments for federal tax purposes was $7,468,196. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,838,805 and net unrealized depreciation from investments for those securities having an excess of cost over value of $370,609.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At May 31, 2004, the Fund had a capital loss carryforward of $5,855,320 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,777,980

2009	$2,077,340

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004, the fees paid to FAS and FServ were $89,045 and $54,795, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $33,149, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended May 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $79,570,139 and $74,949,320, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended May 31, 2004, were as follows:

Purchases	$21,911,778

Sales	$34,874,415

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust, as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 12, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds-- seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998

J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28510 (7/04)

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical
Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $15,976
                  Fiscal year ended 2003 - $15,500

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.
            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.
            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.
            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES
      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.
      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES
      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES
      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $267,583
                  Fiscal year ended 2003 - $205,493

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser
      (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's
      independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 23, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004